Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Changes in Carrying Amounts of Goodwill by Operating Segment

The changes in the carrying amount of goodwill by reportable segment are as follows:

	Corporate Finance/ Restructuring	Forensic and Litigation Consulting	Economic Consulting	Technology	Strategic Communications	Total
Balance December 31, 2010	$434,439	$197,234	$202,689	$117,960	$317,125	$1,269,447
Goodwill acquired during the year	2,054	760	11,749	—	—	14,563
Contingent consideration (a)	—	499	15,512	—	11,326	27,337
Foreign currency translation adjustment and other	(450)	(446)	(463)	(2)	(628)	(1,989)

Balance December 31, 2011	$436,043	$198,047	$229,487	$117,958	$327,823	$1,309,358

Goodwill acquired during the year	31,644	—	—	—	—	31,644
Contingent consideration (a)	905	23	17,708	—	—	18,636
Goodwill impairment					(110,387)	(110,387)
Foreign currency translation adjustment and other	458	887	523	77	8,839	10,784

Balance December 31, 2012	$469,050	$198,957	$247,718	$118,035	$226,275	$1,260,035

(a)	Contingent consideration related to business combinations consummated prior to January 1, 2009.

Schedule of Intangible Assets by Major Class

	Useful Life in Years	December 31, 2012		December 31, 2011
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets
Customer relationships	1 to 15	$151,990	$64,095	$144,696	$49,381
Non-competition agreements	1 to 10	15,184	11,158	14,601	8,965
Software	2 to 10	33,979	27,424	33,549	21,211
Tradenames	2	180	75	—	—

		201,333	102,752	192,846	79,557
Unamortized intangible assets
Tradenames	Indefinite	5,600	—	5,600	—

		$206,933	$102,752	$198,446	$79,557